Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2016
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
11. Common Stock and Additional Paid-in Capital:

General
The Company's authorized capital stock consisted of 1,000,000,000 common shares and 500,000,000 preferred shares par value $0.01 per share.
All Company's common stock has equal voting rights and participates equally in dividend distributions.
Dividends
In March 2015 and in May 2015, the Company paid dividends of $0.19 per common share to its shareholders, with respect to the quarters ended December 31, 2014 and March 31, 2015, respectively.
Issuance of common shares
On June 8, 2015, the Company successfully completed the offering of 28,571,428 shares of its common stock, par value $0.01 per share, at a price of $7.00 per share, resulting in proceeds of $194,134, after deducting placement fees. As part of the offering, Mr. George Economou, the Company's Chairman and Chief Executive Officer, purchased $10,000, or 1,428,571 shares, of common stock in the offering at the public offering price.

Treasury stock
During the year ended December 31, 2015, the Company exchanged the $120,000 Exchangeable Promissory Note for an aggregate amount of 22,222,222 of the Company's shares owned by DryShips (Note 4). These shares were not retired and are held as treasury stock.

On April 5, 2016, the Company's unrestricted subsidiary, Ocean Rig Investments Inc., purchased 56,079,533 shares of the Company's common stock previously held by DryShips (Note 4). These shares were not retired and are treated as treasury stock for accounting purposes since under U.S. GAAP the parent's shares purchased by a subsidiary are treated as treasury shares. The Company is incorporated in the Cayman Islands. Under Cayman Islands law, shares of a parent company held by a subsidiary company are not characterized as treasury shares, are entitled to vote and be counted in determining the total number of outstanding shares in the Company.
Restricted stock awards

On March 21, 2012, the Company's Board of Directors approved the 2012 Equity Incentive Plan (the "Plan") and reserved a total of 2,000,000 common shares. Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock.

On March 31, 2014, the Company's Compensation Committee approved the grant of 161,200 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $17.79 per share.

On August 19, 2014, the Compensation Committee approved a bonus in the form of 150,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $18.37 per share.

On November 4, 2014, the Company's Compensation Committee approved the grant of 45,450 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $12.60 per share.
On December 30, 2014, the Compensation Committee approved a bonus in the form of 300,000 shares to be granted to Azara for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $9.46 per share.
On April 29, 2015, the Company's Compensation Committee approved the grant of 173,200 shares of non-vested common stock to employees of Ocean Rig.  The shares vest over a period of three years.  The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $7.24 per share.
On August 5, 2015, the Company's Compensation Committee approved the grant of 13,502 shares of non-vested common stock to employees of Ocean Rig. The shares vest over a period of three years. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the Ocean Rig shares on the grant date of $3.19 per share.
As of December 31, 2015, 609,887 shares have vested, while 235,576 shares were forfeited due to employees' resignations.
On May 17, 2016, the Company's Compensation Committee approved the discontinuance of the granting of stock awards to the employees of the Company. Following the approval, all the Company's restricted stock awards, apart from those awarded to Azara, were cancelled.
As of December 31, 2016, 343,885 shares have vested.
A summary of the status of Ocean Rig's non vested shares as of December 31, 2015 and 2016 and movement during the years then ended, is presented below.
	Number of non vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2014	612,798	$13.49
Granted	186,702	6.95
Forfeited	(63,950)	12.29
Vested	(330,252)	13.33
Balance December 31, 2015	405,298	$10.80
Forfeited	(155,298)	10.08
Vested	(150,000)	12.43
Balance December 31, 2016	100,000	$9.46

	Number of vested shares	Weighted average grant date fair value per vested shares

As at December 31, 2014	309,452	$17.22
Granted and vested	52,802	6.89
Non vested shares granted in prior years and vested 2015	277,450	14.56
Granted and vested shares in prior years, but cancelled during 2015	(29,817)	16.59
As at December 31, 2015	609,887	$15.15
Vested shares granted in prior years	150,000	12,43
Granted and vested shares in prior years, but cancelled during 2016	(416,002)	13.52
As at December 31, 2016	343,885	$15.94

As of December 31, 2015 and 2016, there was $2,299 and $314 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted by the Company, respectively. That cost is expected to be recognized over a period of two years. The amounts of $3,576, $3,676 and $1,506 represent the stock based compensation expense which are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2014, 2015 and 2016, respectively.